(LOSS) EARNINGS PER SHARE - Anti-dilutive securities (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LOSS PER SHARE
Securities excluded from the calculation of diluted net (loss) earnings per ordinary share	286,896	10,467,856	10,405,042
Employee Stock Option
LOSS PER SHARE
Securities excluded from the calculation of diluted net (loss) earnings per ordinary share	279,896	9,917,509	10,191,721
Restricted share unit
LOSS PER SHARE
Securities excluded from the calculation of diluted net (loss) earnings per ordinary share	7,000	550,347	153,321
Tandem award
LOSS PER SHARE
Securities excluded from the calculation of diluted net (loss) earnings per ordinary share	0	0	60,000